Note 18 - Fair Value Disclosure Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		December 31, 2019

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
Subordinated debt	$-	$4,126	$-	$4,126
Obligations of states and political subdivisions	-	82,977	-	82,977
Mortgage-backed securities in government- sponsored entities	-	18,630	-	18,630
Total debt securities	-	105,733	-	105,733
Equity securities in financial institutions	710	-	-	710
Total	$710	$105,733	$-	$106,443
		December 31, 2018

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
U.S. government agency securities	$-	$7,471	$-	$7,471
Obligations of states and political subdivisions	-	73,093	-	73,093
Mortgage-backed securities in government- sponsored entities	-	17,758	-	17,758
Total debt securities	-	98,322	-	98,322
Equity securities in financial institutions	616	-	-	616
Total	$616	$98,322	$-	$98,938

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
		December 31, 2019

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$5,166	$5,166
		December 31, 2018

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$1,075	$1,075

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	Quantitative Information about Level III Fair Value Measurements
(Dollar amounts in thousands)
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2019
Impaired loans	$5,166	Appraisal of collateral (1)	Appraisal adjustments (2)	40.3%	to	47.4%	(41.8%)

	Quantitative Information about Level III Fair Value Measurements
(Dollar amounts in thousands)
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2018
Impaired loans	$1,075	Appraisal of collateral (1)	Appraisal adjustment (2)	0.0%	to	100.0%	(40.6%)

Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2019
	Carrying				Total
	Value	Level I	Level II	Level III	Fair Value
	(in thousands)
Financial assets:
Cash and cash equivalents	$35,113	$35,113	$-	$-	$35,113
Loans held for sale	1,220	-	1,220	-	1,220
Net loans	977,490	-	-	974,213	974,213
Bank-owned life insurance	16,511	16,511	-	-	16,511
Federal Home Loan Bank stock	3,848	3,848	-	-	3,848
Accrued interest receivable	3,471	3,471	-	-	3,471

Financial liabilities:
Deposits	$1,020,843	$652,043	$-	$371,193	$1,023,236
Short-term borrowings	5,075	5,075	-	-	5,075
Other borrowings	12,750	-	-	12,783	12,783
Accrued interest payable	917	917	-	-	917
	December 31, 2018
	Carrying				Total
	Value	Level I	Level II	Level III	Fair Value
	(in thousands)
Financial assets:
Cash and cash equivalents	$107,933	$107,933	$-	$-	$107,933
Loans held for sale	597	-	597	-	597
Net loans	984,681	-	-	973,124	973,124
Bank-owned life insurance	16,080	16,080	-	-	16,080
Federal Home Loan Bank stock	3,679	3,679	-	-	3,679
Accrued interest receivable	3,633	3,633	-	-	3,633

Financial liabilities:
Deposits	$1,016,067	$715,153	$-	$298,891	$1,014,044
Short-term borrowings	90,398	90,398	-	-	90,398
Other borrowings	8,803	-	-	8,827	8,827
Accrued interest payable	744	744	-	-	744